PENSION AND OTHER POSTRETIREMENT BENEFITS - Pre-tax Amount Recognized in Accumulated Other Comprehensive Loss (Details) - USD ($) $ in Millions	Dec. 30, 2017	Dec. 31, 2016
U.S.
Pretax amounts recognized in accumulated other comprehensive loss
Net actuarial loss	$ 567.2	$ 564.2
Prior service cost (credit)	16.7	17.5
Net amount recognized in accumulated other comprehensive loss	583.9	581.7
Int'l
Pretax amounts recognized in accumulated other comprehensive loss
Net actuarial loss	186.5	213.6
Prior service cost (credit)	(7.4)	(4.9)
Net transition obligation	0.1	0.2
Net amount recognized in accumulated other comprehensive loss	179.2	208.9
U.S. Postretirement Health Benefits
Pretax amounts recognized in accumulated other comprehensive loss
Net actuarial loss	17.0	18.5
Prior service cost (credit)	(13.1)	(16.4)
Net amount recognized in accumulated other comprehensive loss	$ 3.9	$ 2.1